SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total

Money market funds – Cash and cash equivalents	$155,964	$-	$-	$155,964
Certificates of deposit - Short term investments	$-	2,500,000	-	2,500,000
Total financial assets	$155,964	$2,500,000	$-	$2,655,964
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$303,670	$-	$-	$303,670
Videocon Industries Limited global depository receipts	4,197,341	-	-	4,197,341
Total financial assets	$4,501,011	$-	$-	$4,501,011
	Level 1	Level 2	Level 3	Total

Patent acquisition obligation	-	-	3,236,281	3,236,281
	Level 1	Level 2	Level 3	Total

Derivative liability	$-	$-	$540,000	$540,000

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Patent acquisition obligation
Balance October 31, 2013	$ -
Initial fair value, discounted to present value	2,850,511
Amortized interest on patent obligation	385,770
Balance October 31, 2014	3,236,281
Amortized interest on patent obligation	109,186
Balance January 31, 2015	$ 3,345,467

For the two years ended October 31, 2014
Derivative liability:
Balance October 31, 2012	$-
Fair value of bifurcated conversion feature issued	1,180,000
Change in value of bifurcated conversion feature	(475,189)
Reduction of bifurcated conversion feature upon conversion of debentures	(164,811)
Balance October 31, 2013	540,000

Fair value of bifurcated conversion feature issued	1,570,000
Change in value of bifurcated conversion feature	592,945
Reduction of bifurcated conversion feature upon conversion of debentures	(2,702,945)
Balance October 31, 2014	$-

Patent acquisition obligation:
Balance October 31, 2013	$-
Initial fair value, discounted to present value	2,850,511
Amortized interest on patent obligation	385,770
Balance October 31, 2014	$3,236,281

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	For the Three Months Ended January 31,
	2015	2014
Weighted average fair value at grant date	$0.09	$0.17
Valuation assumptions:
Expected life ( years)	5.30	5.69
Expected volatility	114.3%	115.4%
Risk-free interest rate	1.60%	1.76%
Expected dividend yield	0	0

	For the Year Ended October 31,

	2014	2013
Weighted average fair value at grant date	$ 0.23	$ 0.17
Valuation assumptions:
Expected life ( years)	5.80	5.26
Expected volatility	115.3%	116.5%
Risk-free interest rate	1.82%	.73%
Expected dividend yield	0	0